Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2022	2021	2020
Profit for the year attributable to equity holders ($m)	3,288	112	3,196
Basic earnings per Ordinary Share	$2.12	$0.08	$2.44
Diluted earnings per Ordinary Share	$2.11	$0.08	$2.44
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,548	1,418	1,312
Dilutive impact of share options outstanding (millions)	12	9	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,560	1,427	1,313